ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

November 27, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 AAM SLC Low Duration Income ETF Prospectus (LODI) (S000088945) (the “Fund”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated November 27, 2024, and filed electronically as Post-Effective Amendment No. 986 to the Trust’s Registration Statement on Form N‑1A on November 26, 2024.
If you have any additional questions or require further information, please do not hesitate to contact me at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President and Secretary